Summary of Restricted Stock Units Activity (Detail) (2011 Stock Plan, Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
2011 Stock Plan | Restricted Stock Units
Number of Restricted Stock Units
Nonvested-January 1, 2013	290
Granted	1,013
Vested	(170)
Cancelled or forfeited	(108)
Nonvested-December 31, 2013	1,025
Weighted Average Grant Date Fair Value (per share)
Nonvested-January 1, 2013	$ 10.07
Granted	$ 9.93
Vested	$ 10.19
Cancelled or forfeited	$ 9.94
Nonvested-December 31, 2013	$ 9.93